Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 291,621	$ 355,748
HPDI Technology
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	88,742	0
Operating Segments | Light-Duty
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	202,820	234,740
Operating Segments | High-Pressure Controls & Systems
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	8,411	9,382
Operating Segments | Heavy-Duty OEM
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	9,138	84,808
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 71,252	$ 26,818